Employee Benefits - Change in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United Kingdom | ICON Development Solutions Limited pension plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 26,050	$ 36,198
Expected return on plan assets	1,015	1,258	$ 1,171
Actuarial loss	(910)	(7,305)
Employer contributions	70	70
Plan participants' contributions	19	19
Benefits paid	(318)	(514)
Foreign currency exchange rate changes	1,394	(3,676)
Fair value of plan assets at end of year	27,320	26,050	36,198
Switzerland | Aptiv Solutions pension plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	5,681	6,964
Expected return on plan assets	133	29
Actuarial loss	356	(987)
Scheme contributions	215	114
Plan participants' contributions	93	82
Benefits paid and transferred balances	134	182
Settlement	(645)	(218)
Foreign currency exchange rate changes	562	(121)
Fair value of plan assets at end of year	6,261	5,681	6,964
Switzerland | PRA Switzerland AG pension plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	4,059	3,017
Expected return on plan assets	101	29
Actuarial loss	(52)	87
Scheme contributions	456	325
Plan participants' contributions	456	325
Benefits paid and transferred balances	795	1,125
Settlement	(753)	(844)
Foreign currency exchange rate changes	467	(5)
Fair value of plan assets at end of year	$ 5,529	$ 4,059	$ 3,017